Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - Guarantee and Commitment Obligations Contigency Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Guarantee and commitment obligation	$ 39,667		$ 37,803		$ 27,440		$ 30,308
Additions to guarantee and commitment obligations	8,414	[1]	15,134	[1]	5,097	[1]
Amortization of the Guarantee and Commitment Obligation	$ (6,550)		$ (4,771)		$ (7,965)

[1]	Represents the fair value of the guarantee and commitment obligation at inception.